CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income	¥ 1,677,077	$ 239,819	¥ 1,100,460	¥ 1,065,945
Other comprehensive income
Foreign currency translation adjustments, net of tax	1,962	281	(16,014)	7,297
Total comprehensive income	1,679,039	240,100	1,084,446	1,073,242
Total comprehensive income attributable to ordinary shareholders	¥ 1,679,039	$ 240,100	¥ 1,084,446	¥ 1,073,242